FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
           or fiscal year ending: 12/31/99


Is this a transition report?  N


Is this an amendment to a previous filing?  N




1.  A.  Registrant Name:Horace Mann Life Insurance Company
                        Separate Account B

    B.  File Number:811-1593

    C.  Telephone Number:(217) 788-5304


2.  A.  Street:#1 Horace Mann Plaza

    B.  City: Springfield  C. State: IL  D.  Zip Code:62715  Zip Ext:0001


3.  Is this the first filing on this form by Registrant?  N


4.  Is this the last filing on this form by Registrant?  N


5.  Is Registrant a small business investment company (SBIC)?  N


6.  Is Registrant a unit investment trust (UIT)?  Y


7.  A.  Is Registrant a series or multiple portfolio company?  N

For period ending  12/31/99

File number 811-1593





125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant      $2





127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



I.  Investment company equity securities  1  $20,675  $1,551

L.  Total assets of all series of registrant  1  $20,675  $1,551





131.  Total expenses incurred by all series of Registrant during the current
reporting period    $24








132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-1593

For period ending (a) 12/31/99
File number (c) 811-1593



SIGNATURE



This report is signed on behalf of the registrant in the City of Springfield and

State of Illinois on 15th day of February, 2000.




Horace Mann Life Insurance Company
      Separate Account B
Registrant







Witness                                         By:
        Ann Caparros                                 Paul J. Kardos
        Vice President                               President & Chief
General Counsel & Corporate Secretary                Executive Officer